Others (Tables)	6 Months Ended
Jun. 30, 2025
Others [Abstract]
Schedule of Gearing Ratio

During the six months ended June 30, 2025, the Company monitors funds by regularly reviewing the ratio of liabilities to assets. The gearing ratios at June 30, 2025, December 31, 2024 and June 30, 2024, were as follows:

	June 30, 2025	December 31, 2024	June 30, 2024
Total borrowings	120,757	133,875	165,481
Total asset	298,402	315,164	418,068
Gearing ratio	40.47%	42.48%	39.58%

Schedule of Financial Instruments	Financial instruments by category
	30-Jun-25	31-Dec-24	30-Jun-24
Financial assets
Financial assets at amortised cost
Cash and cash equivalents	53,349	117,748	150,108
Financial assets at amortised cost	82,400	82,000	97,350
Accounts receivable	3,454	6,557	4,714
Other receivables	154	24	18
Guarantee deposits paid	2,441	13,754	5,765
	$141,798	$220,083	$257,955

	30-Jun-25	31-Dec-24	30-Jun-24
Financial liabilities
Financial liabilities at amortised cost
Short-term borrowings	90,000	90,000	90,000
Accounts payable	151	16	346
Other accounts payable	15,226	109,277	11,561
Other payables to related parties	-	-	2,487
Long-term borrowings (including current portion)	36,983	43,875	47,893
	$142,360	$243,168	$152,287

	30-Jun-25	31-Dec-23	30-Jun-24
Current lease liabilities	13,416	12,190	5,562
Non-current lease liabilities	6,152	13,474	3,259
	$19,568	$25,664	$8,821

Schedule of Foreign Exchange Rate	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:
	June 30, 2025
	Foreign currency amount				Effect on	Effect on other
(Foreign currency: functional currency)	(In thousands)	Exchange rate	Book value (NTD)	Degree of variation	profit or loss	comprehensive income
Financial assets
Monetary items
USD:NTD	$1,548	29.3	$45,356	9.7%	$4,400	$-

	December 31, 2024
	Foreign currency amount				Effect on	Effect on other
(Foreign currency: functional currency)	(In thousands)	Exchange rate	Book value (NTD)	Degree of variation	profit or loss	comprehensive income
Financial assets
Monetary items
USD:NTD	$3,356	32.78	$110,010	1%	$110	$-

	June 30, 2024
	Foreign currency amount				Effect on	Effect on other
(Foreign currency: functional currency)	(In thousands)	Exchange rate	Book value (NTD)	Degree of variation	profit or loss	comprehensive income
Financial assets
Monetary items
USD:NTD	$8,882	32.45	$288,221	1%	$2,882	$-
Financial liabilities
Monetary items
USD:NTD	$78	32.45	$2,531	1%	$25	$-

Schedule of Provision Matrix	On June 30, 2025, and 2024, the provision matrix is as follows:
	Six months ended June 30,2025
	Expected loss rate	Total book value	Loss allowance
Not past due	0.00%	2,864
Up to 30 days past due	0.00%	510
31~90 days	0.00%	293
More than 90 days	100.00%	23	23
Total		$3,690	$23

	Year ended December 31, 2024
	Expected loss rate	Total book value	Loss allowance
Not past due	0.00%	6,232
Up to 30 days past due	0.00%	236
31~90 days	0.00%
More than 90 days	100.00%
Total		$6,468

	Six months ended June 30, 2024
	Expected loss rate	Total book value	Loss allowance
Not past due	0.02%	4,049
Up to 30 days past due	0.15%	140
31~90 days	2.62%	6
More than 90 days	100.00%	8	8
Total		$4,203	$8

Schedule of Accounts Receivable	Movements in relation to the Company applying the modified approach to provide loss allowance for accounts receivable, contract assets and lease payments receivable are as follows:
	2025	2024
	Accounts receivable	Accounts receivable
At January 1	$23	$8
Reversal of impairment loss	-	-
At June 30	$23	$8

Schedule of Undrawn Borrowing Facilities	The Company has the following undrawn borrowing facilities:
	30-Jun-25	31-Dec-24	30-Jun-24
Fixed rate:
Expiring beyond one year	-	-	$13,040

Schedule of Maturity of Non-Derivative Financial Liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows.
30-Jun-25	Less than 1 year	Between 1 and 2 years	Over 2 years	Total
Non-derivative financial liabilities
Short-term borrowings	90,000	-	-	90,000
Accounts payable	151	-	-	151
Other payables	15,226	-	-	15,226
Lease liability	3,347	1,063	957	5,367
Long-term borrowings (including current portion)	1,149	12,118	7,719	20,986

31-Dec-24	Less than 1 year	Between 1 and 2 years	Over 2 years	Total
Non-derivative financial liabilities
Short-term borrowings	90,000	-	-	90,000
Accounts payable	16	-	-	16
Other payables	109,227	-	-	109,227
Lease liability	5,763	1,287	1,533	8,583
Long-term borrowings (including current portion)	1,149	12,918	9,447	23,514

30-Jun-24	Less than 1 year	Between 1 and 2 years	Over 2 years	Total
Non-derivative financial liabilities
Short-term borrowings	91,791	$-	$-	91,791
Accounts payable	346	-	-	346
Other payables	11,561	-	-	11,561
Other payables to related parties	2,487	-	-	2,487
Lease liability	5,763	1,684	1,755	9,202
Long-term borrowings (including current portion)	11,109	12,383	25,420	48,912